U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM 24F-2

                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2



1.         Name and address of Issuer:

           WCMA Money Fund
           P.O. Box 9011
           Princeton, N.J.      08543-9011

2. Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

3.         Investment Company Act File Number: 811-21196

           Securities Act File Number:         333-99387

4.         (a)       Last day of fiscal year for which this Form
                     is filed:  March 31, 2004

           (b)       [ ] Check box if this Form is being filed late
                     (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

           (c) [ ] Check box if this is the last time the issuer will be filing this Form.

5.         Calculation of registration fees:

           (i)       Aggregate sales price of securities sold
                     during the fiscal year pursuant to Section
                     24(f):                                    $ 58,207,509,931

           (ii)      Aggregate price of securities redeemed or
                     repurchased during the fiscal year:       $ 49,788,240,944

           (iii)     Aggregate price of securities redeemed or
                     repurchased during any prior fiscal year
                     ending no earlier than October 31, 1995,
                     that were not previously used to reduce
                     registration fees payable to the
                     Commission:                               $              0

           (iv)      Total available redemption credits [add
                     Items 5(ii) and 5(iii)]:                  $ 49,788,240,944

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           (v)       Net sales - if Item 5(i) is greater than
                     Item 5(iv) [subtract Item 5(iv) from Item
                     5(i)]:                                    $  8,419,268,987

           (vi)      Redemption credits available for use in
                     future years - if Item 5(i) is less than
                     Item 5(iv):                               $              0

           (vii)     Multiplier for determining registration
                     fee (see instruction C.9):                        .0001267

           (viii)    Registration fee due [multiply Item 5(v)
                     by Item 5(vii) (enter "0" if no fee is
                     due)]:                                    $   1,066,721.39

6.         Prepaid Shares

           If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0

           If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0

7.         Interest due - if this Form is being filed more than
           90 days after the end of the issuer's fiscal year
           (see instruction D):                                $              0

8.         Total of the amount of the registration fee due plus
           any interest due [line 5(viii) plus line 7]:        $   1,066,721.39

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

           Method of Delivery:

           [X] Wire Transfer

           [ ] Mail or other means


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                          SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:


By:


/s/ Donald C. Burke
-------------------------------
Vice President and Treasurer


Date:  June 22, 2004

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